RISKS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
RISKS
Restricted cash and cash equivalents	$ 0	$ 22,009
Increase in revenue (as a percent)	57.00%
Specific allowance for lease payment receivables for COVID-19	$ 119,067,356